SHAREHOLDERS' (DEFICIT) EQUITY	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' (DEFICIT) EQUITY
SHAREHOLDERS' (DEFICIT) EQUITY

12.      SHAREHOLDERS’ (DEFICIT) EQUITY

In March 2023, the Company completed a redomicile merger, pursuant to which CASI Delaware merged with and into CASI Cayman, with CASI Cayman surviving the merger as the surviving company and successor issuer. CASI Cayman had 500 million of authorized ordinary shares, CASI Delaware had 250 million of authorized common stock. In connection with the Redomicile Merger, each share of the Company’s common stock will be converted into the right to receive one ordinary share of CASI Cayman, and CASI Cayman issued to each holder of such right that number of ordinary shares in CASI Cayman, par value $0.0001 per share. All of the repurchase program and sale agreements previously entered into by CASI Delaware was succeeded to CASI Cayman.

The Company held 411,996 and 411,952 shares of ordinary shares in treasury at its acquisition cost as of December 31, 2025 and 2024, respectively.

2024 At-the-Market (“ATM”) Offering

On May 3, 2024, the Company filed a registration statement on Form F-3, or the Prior Registration Statement, with the U.S. Securities and Exchange Commission, or the SEC, related to the offer and sale of up to an aggregate of $50.0 million of the Company’s ordinary shares, preferred shares, warrants, subscription rights, and/or units, from time to time in one or more offerings, pursuant to a combined base prospectus. The Registration Statement was subsequently declared effective on May 10, 2024. Pursuant to Rule 429 under the Securities Act of 1933, as amended, or the Securities Act.

On December 20, 2024, the Company filed a registration statement  on Form F-3, combines the Prior Registration Statement, all of which remain unissued, with the additional securities registered thereby for offer and sale by the Company, to enable the offer and sale of up to an aggregate of $200.0 million of the Company’s ordinary shares, preferred shares, warrants, subscription rights, and/or units, from time to time in one or more offerings, pursuant to a combined base prospectus.

Additionally, this registration statement contains a Sales Agreement prospectus covering the offering, issuance and sale by the Company of up to $50.0 million of the Company’s ordinary shares that may be issued and sold from time to time under an Open Market Sale Agreement the Company has entered into with Jefferies LLC, as sales agent, or the Sales Agreement. The Company may cancel its at-the-market program at any time upon written notice, pursuant to its terms. During 2025, the Company sold 4,053,836 ordinary shares pursuant to the Open Market Sale Agreement for net proceeds of $5.7 million, after deducting sales agent commission of $0.2 million.

No shares were sold subsequently.

July 2024 PIPE Transaction

In July 2024, the Company closed a private investment in public equity financing (the “PIPE Transaction”). In the PIPE Transaction, the Company sold an aggregate of 1,020,000 ordinary shares of the Company, at a price of $5.00 per ordinary share, and pre-funded warrants to purchase up to an aggregate of 1,980,000 ordinary shares at an issuance price of $4.9999 (with an exercise price of $0.0001). The pre-funded warrants are exercisable at any time at an exercise price of $0.0001 per share subject to certain ordinary share ownership limitations that are controlled by the investors. The gross proceeds to the Company from the PIPE were US$15.0 million before deducting the underwriting discounts and commissions and offering expenses payable by the Company.

Shares Purchase Warrants

In the July 2024 PIPE Transaction, the Company issued ordinary shares with accompanying pre-funded warrants to certain institutional investors. Shares purchase warrants activity for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2023	—	$—
Issued	1,980,000	$0.0001
Outstanding at December 31, 2024	1,980,000	$0.0001
Exercised	(980,000)	$0.0001
Outstanding at December 31, 2025	1,000,000	$0.0001
Exercisable at December 31, 2025	1,000,000	$0.0001

Stock Repurchase Program

On December 15, 2021, the board of directors of CASI Delaware approved a stock repurchase program for the repurchase of up to $10 million of its Common Stock (and no more than 1,250,000 shares of its Common Stock) through open market purchases in compliance with Rule 10b-18 under the Securities Exchange Act of 1934 and through trading plans established pursuant to Rule 10b5-1 of the Securities Exchange Act from time to time. On December 17, 2021, CASI Delaware established a Rule 10b5-1 trading plan to carry out the stock repurchase, which was terminated on March 31, 2022, and as of the termination of the plan, CASI Delaware has repurchased 3,734,992 shares of Common Stock (among which 2,541,245 shares of Common Stock were retired, not adjusted to reflect the Reverse Stock Split) amounted to $3.0 million. On November 17, 2022, CASI Delaware established a new Rule 10b5-1 trading plan to carry out the stock repurchase, which was terminated on January 21, 2023, and as of the termination of the plan, CASI Delaware has repurchased 284,623 shares of Common Stock amounted to $0.5 million under the new plan, including 136,118 shares repurchased in January 2023.